Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Current
Cash and cash equivalents	$ 106,991	$ 159,639
Restricted cash - current (notes 7 and 10)	8,899	3,000
Accounts receivable, including non-trade of $7,339 (2014 - $7,998)	14,519	11,265
Prepaid expenses	4,055	3,975
Current portion of net investments in direct financing leases (note 4)	19,759	15,837
Advances to affiliates (note 9b)	10,714	11,942
Total current assets	164,937	205,658
Restricted cash - long-term (notes 7, 10 and 11c)	46,323	42,997
Vessels and equipment
At cost, less accumulated depreciation of $628,367 (2014 - $588,735)	1,623,301	1,659,807
Vessels under capital leases, at cost, less accumulated depreciation of $53,612 (2014 - $50,898)	89,040	91,776
Advances on newbuilding contracts (notes 9d, 11a and 11b)	379,035	237,647
Total vessels and equipment	2,091,376	1,989,230
Investments in and advances to equity accounted joint ventures (notes 5, 6a, 6b, 11d and 11e)	885,550	891,478
Net investments in direct financing leases (note 4)	653,673	666,658
Other assets	42,343	44,679
Derivative assets (note 10)	1,958	441
Intangible assets - net	83,219	87,646
Goodwill - liquefied gas segment	35,631	35,631
Consolidated total assets	4,005,010	3,964,418
Current
Accounts payable	771	643
Accrued liabilities (notes 10 and 14)	29,561	39,037
Unearned revenue	16,704	16,565
Current portion of long-term debt (note 7)	154,631	157,235
Current obligations under capital lease (note 4)	61,354	4,422
Current portion of in-process contracts	9,296	4,736
Current portion of derivative liabilities (note 10)	39,476	57,678
Advances from affiliates (notes 9b and 10)	35,274	43,205
Total current liabilities	347,067	323,521
Long-term debt (note 7)	1,805,778	1,766,889
Long-term obligations under capital lease (note 4)		59,128
Long-term unearned revenue	32,178	33,938
Other long-term liabilities (notes 4, 5c and 5d)	73,833	74,734
In-process contracts	25,773	32,660
Derivative liabilities (note 10)	152,633	126,177
Total liabilities	$ 2,437,262	$ 2,417,047
Commitments and contingencies (notes 4, 7, 10, and 11)
Equity
Limited Partners	$ 1,493,532	$ 1,482,647
General Partner	56,767	56,508
Accumulated other comprehensive loss	(1,095)	(1,403)
Partners' equity	1,549,204	1,537,752
Non-controlling interest	18,544	9,619
Total equity	1,567,748	1,547,371
Total liabilities and total equity	$ 4,005,010	$ 3,964,418